CONDENSED CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 166.2	$ 149.0	$ 44.1
Accounts receivable, net	226.5	233.9	203.3
Inventories	293.0	283.1	285.6
Current deferred income taxes and other current assets	17.4	18.9	52.1
Prepaid and other current assets		16.8	6.5
Current deferred income taxes		2.1	45.6
Total Current Assets	703.1	684.9	585.1
Property, Plant and Equipment, Net	281.8	277.8	324.9
Assets Held for Sale	0.0	2.6	0.0
Goodwill	1,422.1	1,426.1	1,430.1
Other Intangible Assets	101.8	108.3	141.2
Other Assets	27.6	27.9	2.7
TOTAL ASSETS	2,536.4	2,527.6	2,484.0
Current Liabilities
Debt payable within one year	3.9	3.9	11.9
Trade accounts payable	192.1	168.7	118.5
Accrued expenses	145.0	183.4	180.0
Total Current Liabilities	341.0	356.0	310.4
Long-Term Debt	631.4	632.3	0.0
Other Long-Term Liabilities	52.2	48.1	94.5
Total Liabilities	$ 1,024.6	$ 1,036.4	$ 404.9
Commitments and Contingencies
Stockholders' Equity
Preferred stock	$ 0.0	$ 0.0	$ 0.0
Common stock	0.5	0.5	0.0
Additional paid-in capital	1,507.9	1,502.5	0.0
Kimberly-Clark's net investment		0.0	2,098.7
Retained earnings	29.0	7.3	0.0
Accumulated other comprehensive loss	(25.6)	(19.1)	(19.6)
Total Stockholders' Equity	1,511.8	1,491.2	2,079.1
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,536.4	2,527.6	2,484.0
Debt Payable Within One Year
Current Liabilities
Debt payable within one year		3.9	2.8
Related Party Debt
Current Liabilities
Debt payable within one year		$ 0.0	$ 9.1